Consolidated statements of financial position - USD ($)	Feb. 28, 2021	Feb. 29, 2020
Assets
Property, plant and equipment	$ 1,527,260	$ 1,499
Intangible assets	7,903,840	290,977
Contract costs	2,773,611
Non-current assets	12,204,711	292,476
Trade receivables – external customers	22,853,115	10,162,246
Trade receivables – related parties		3,232,810
Amount due from related parties		5,361,593
Other current assets	3,410,526	26,943
Restricted cash	35,686,643
Cash and cash equivalents	134,025,561	165,298
Current assets	195,975,845	18,948,890
Total assets	208,180,556	19,241,366
Equity
Share capital	8,320	5,000,100
Additional paid-in capital	172,290,724
Treasury shares	(14,276,718)
(Accumulated loss)/Retained earnings	(11,517,139)	11,369,284
Total equity	146,505,187	16,369,384
Liabilities
Lease liability	868,536
Deferred tax liabilities	1,714,928
Non-current liabilities	2,583,464
Other payables	8,668,641	1,176,898
Amount due to related party		4,993
Contract liabilities	49,124	97,542
Lease liability	260,429
Deferred income	75,848
Current tax payable	6,226,065	1,592,549
Warrants liabilities	43,811,798
Current liabilities	59,091,905	2,871,982
Total liabilities	61,675,369	2,871,982
Total equity and liabilities	$ 208,180,556	$ 19,241,366